NOTES PAYABLE AND CONVERTIBLE NOTES (Details Narrative)																																																							1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 15, 2026 USD ($)	Jan. 30, 2026 USD ($)	Dec. 30, 2025 USD ($)	Dec. 15, 2025 USD ($)	Nov. 30, 2025 USD ($)	Oct. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Aug. 30, 2025 USD ($)	Aug. 19, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 30, 2025 USD ($)	Jul. 22, 2025 USD ($)	Jul. 18, 2025 USD ($)	Jul. 15, 2025 USD ($)	Jun. 15, 2025 USD ($)	Jun. 13, 2025 USD ($)	Jun. 12, 2025 USD ($)	Jun. 02, 2025 USD ($)	May 07, 2025 USD ($)	Apr. 15, 2025 USD ($)	Mar. 25, 2025 USD ($)	Mar. 11, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 15, 2025 USD ($)	Dec. 30, 2024 USD ($)	Dec. 15, 2024 USD ($)	Dec. 13, 2024 USD ($)	Dec. 04, 2024 USD ($)	Nov. 30, 2024 USD ($)	Sep. 20, 2024 USD ($)	Aug. 02, 2024 USD ($)	Jun. 20, 2024 USD ($)	Jun. 10, 2024 USD ($)	May 24, 2024 USD ($)	May 07, 2024	Apr. 12, 2024 USD ($)	Mar. 05, 2024 USD ($)	Dec. 08, 2023 USD ($)	Nov. 29, 2023 USD ($)	Oct. 20, 2023 USD ($)	Oct. 12, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 16, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 19, 2023 USD ($)	Jul. 06, 2023 USD ($)	Feb. 14, 2023 USD ($)	Nov. 03, 2022 USD ($) shares	Sep. 21, 2022 USD ($)	Aug. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jul. 11, 2022 USD ($)	Feb. 28, 2025 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Jun. 11, 2024 shares	May 31, 2024 USD ($)	May 04, 2024	Feb. 20, 2024 shares	Dec. 13, 2023 shares	Nov. 30, 2023 USD ($)	Oct. 03, 2019
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																									$ 145,650				$ 145,650		$ 54,850	$ 130,800		$ 70,315	$ 57,639	$ 85,000		$ 71,629				$ 71,629
Accrued interest																																																									14,960				14,960		4,365	8,700
Debt instrument debt default interest rate																																						24.00%
Debt instrument repayment term																			Repayment of the note may occur as follows: (a) if the Company repays this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repays this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Debt instrument unamortized discount																																																															97,276	38,854
Amortization of debt discount																																																													186,777	$ 133,644	303,563	294,005
Legal and financing costs																																																														25,000	264,656
Debt repayment								$ 7,072
Penalty amount																																																													30,000		30,000
Debt premium																																																															114,400	124,629
Derivative liabilities																																																									320,763				320,763		403,892	133,886
Fee amount																																																									2,343				2,343		0	3,832
Interest payable current and non current																																																									104,337				104,337		56,935
Conversion of stock amount converted																																																													114,399	9,336	10,229	246,254
Accretion (Amortization) of Discounts and Premiums, Investments																																																													37,450			279,711
Proceeds from convertible debt																																																													100,000	80,000	222,500	567,050
Number of shares issued | shares																																																																					263			29	23
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest																																																									115,084	$ 438,064	$ 58,279	$ 99,891			176,375	773,548
Settlement of convertible debt																																																													203,350		8,000	142,909
Convertible note																																																									55,000				55,000		520,797	313,550
Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																																																																							8.00%
Promissory Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt remaining																																																															543,312	204,694
Debt instrument unamortized discount																																																															45,965	25,706
Debt remaining																																																															589,277	230,400
Convertible Notes One [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Amortization of debt discount																																																									$ 35,875		76,661		$ 186,777	133,644	$ 303,563	294,005
1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate																	15.00%																		15.00%	15.00%																					150.00%				150.00%		150.00%
Original issue discounts amount																	$ 8,000																		$ 8,200	$ 8,200
Aggregate principal amount																	$ 67,860														$ 49,200				$ 49,200	$ 49,200
Debt instrument maturity date																	Apr. 15, 2026										Dec. 30, 2024
Debt instrument interest rate percentage																																			22.00%	22.00%
Accrued interest																															5,683																										$ 0				$ 0		$ 7,638	1,193
Purchase amount																	$ 58,000
Repayment of principal amount								212,060
Debt remaining																																																									0				$ 0		$ 212,060	98,400
Legal and financing costs																	9,860																		$ 6,000	$ 6,000
Net proceeds																	$ 50,000																		$ 35,000	$ 35,000
Monthly payment amount				$ 39,020																											28,290
Debt repayment																										$ 7,073	$ 7,072.50				7,072.50
Payment of debt																															56,580
Debt instrument conversion rate																																																													65.00%		65.00%
Debt instrument discount rate																																																													35.00%		35.00%
Ownership limitations																																																													4.99%		4.99%
1800 Diagonal Lending LLC [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Repayment of principal amount								212,060			$ 212,060
1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount	$ 9,755			$ 39,020
ONE44 Capital LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Accrued interest																																																									17,715				$ 17,715		$ 1,006	9,909
Debt premium																																																																100,000	$ 133,305
GS Capital Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Accrued interest																																																									13,537				$ 13,537		$ 4,365	8,700
Conversion price, description																							The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $6 per share, provided that the fixed price will be reduced to $3 per share in the event that the market price of the Common Stock trades below $5 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $9 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $8 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.																																					GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.		GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.
Derivative fixed interest rate																																																																1,254
Geebis Consulting LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Accrued interest																																																															$ 1,348
Debt remaining																																																															14,000
Coventry Enterprises LLC Securities Purchase Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount																																																		$ 19,643
Crown Bridge Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																															$ 65,280
Debt instrument interest rate percentage																																																															15.00%
Accrued interest																																																															$ 55,360
Investor [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount														$ 82,500					$ 60,000	$ 90,000
Debt instrument maturity date														Sep. 15, 2025					Jul. 15, 2025	Jun. 15, 2025
Debt instrument loan bears interest rate														10.00%					10.00%	10.00%
Purchase amount														$ 75,000					$ 50,000	$ 75,000
Debt instrument debt default interest rate														18.00%					18.00%	18.00%
Debt instrument repayment term														Repayment of the note may occur as follows: (a) if the Company repaaid this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.					Repayment of the note may occur as follows: (a) if the Company repaid this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repaid this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Investor [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate														18.00%
Aggregate principal amount														$ 82,500
Debt instrument maturity date														Sep. 15, 2025
Debt instrument loan bears interest rate														10.00%
Purchase amount														$ 75,000
Debt instrument repayment term														Repayment of the note may occur as follows: (a) if the Company repays this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. The Company fully repaid this note in August 2025.
Maturity Extension Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Amount of convertible debt outstanding with penalty																				$ 39,600
Accrued interest																				30,805
Amount repaid for covertible debt																				202,405
Debt Default penalty																				$ 39,600
Securities Purchase Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt remaining																																																															14,000
Amortization of debt discount																																																													$ 12,350	88,000	244,000	232,700
Debt premium																																																									37,450		$ 0		37,450	0	0	279,711
Debt conversion converted instrument																																																															14,000
Conversion price, description																The Geebis note was exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note was equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the common stock trades below $18 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares were then traded or any exchange upon which the common stock may be traded in the future. Notwithstanding the foregoing, such conversions were subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the note, the Company was required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the note.
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount								65,000					$ 112,350												$ 65,000																																0				0			0
Debt instrument maturity date													Apr. 30, 2026												Nov. 30, 2025
Debt instrument interest rate percentage																																									8.00%
Accrued interest								9,750
Purchase amount													$ 107,000												$ 56,000
Debt instrument debt default interest rate													22.00%																												22.00%
Debt Default penalty																																																									23,283				23,283
Monthly payment amount					$ 9,344							$ 37,375
Debt Instrument description																									The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is November 30, 2025 and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments
Debt instrument discount rate													25.00%
Debt issuance costs													$ 7,000
Debt instrument conversion discount													0.75																												0.35
Percentage of outstanding shares of common stock																																									150.00%
Debt instrument settlement debt amount																																									$ 134,615																				37,450
Penalty amount													$ 1,000																												$ 1,000
Accrued interest																																																													112,350			9,863
Debt premium																																																									37,450				37,450			134,615
Debt conversion converted instrument																																																																250,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount													$ 112,350
Debt instrument maturity date													Apr. 30, 2026
Debt instrument interest rate percentage													10.00%
Purchase amount													$ 107,000
Debt instrument conversion rate													75.00%
Debt instrument discount rate													25.00%
Debt issuance costs													$ 7,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage													10.00%
Debt instrument debt default interest rate													125.00%																												129.00%
Percentage of outstanding shares of common stock													9.99%																												9.99%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage													10.00%
Debt instrument debt default interest rate													120.00%																												110.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July11, 2022 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																						$ 105,000
Debt instrument maturity date																																																						Jun. 30, 2023
Debt instrument interest rate percentage																																																						8.00%
Debt issuance costs																																																						$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July 6, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																$ 65,000
Debt instrument maturity date																																																Jun. 29, 2024
Debt issuance costs																																																$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July 19, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																															$ 45,000
Debt instrument maturity date																																															Jul. 19, 2024
Debt issuance costs																																															$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | August 16, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																													$ 55,000
Debt instrument maturity date																																													Aug. 16, 2024
Debt issuance costs																																													$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | October 20, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																										$ 40,000
Debt instrument maturity date																																										Oct. 20, 2024
Debt issuance costs																																										$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | November 29, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																									$ 45,000
Debt instrument maturity date																																									Sep. 15, 2024
Debt issuance costs																																									$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount					9,344	$ 9,344	$ 9,344		$ 9,344
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount								$ 104,460																																$ 150,000									$ 111,111			$ 110,000											104,460	119,300
Debt instrument maturity date																																																				Aug. 15, 2022
Debt instrument interest rate percentage																																								10.00%									10.00%			10.00%
Accrued interest																																																									0				0		24,962	6,726
Debt instrument debt default interest rate								24.00%																																24.00%
Debt instrument unamortized discount																																								$ 15,000									$ 11,111			$ 10,000
Debt instrument conversion rate																																								60.00%
Debt instrument discount rate																																								40.00%
Ownership limitations																																								4.99%
Debt premium																																																									69,640				69,640		9,893	98,311
Legal fees																																								$ 7,500									$ 5,500			$ 5,500
Debt instrument increase principal percentage																																								20.00%
Debt conversion converted instrument																																																													104,460		14,840	148,811
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																								135.00%
Debt instrument conversion rate																																								65.00%
Debt instrument discount rate																																								40.00%
Penalty amount																																								$ 500
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																								120.00%
Debt instrument conversion rate																																								60.00%
Debt instrument discount rate																																								35.00%
Penalty amount																																								$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount								$ 121,650													$ 55,000		$ 33,000	$ 43,000								$ 33,000	$ 33,000					$ 27,500					$ 61,000	$ 77,500							$ 71,500		$ 93,000
Debt instrument maturity date																					Dec. 15, 2025		Nov. 11, 2025	Oct. 07, 2025								Mar. 20, 2025	Feb. 02, 2025					Oct. 12, 2024					Apr. 12, 2024	Feb. 23, 2024							Mar. 21, 2023		Apr. 12, 2023
Debt instrument interest rate percentage																					8.00%		8.00%	8.00%								8.00%	8.00%					8.00%					8.00%	8.00%							8.00%		8.00%
Accrued interest								$ 5,164																																																	3,520				3,520		23,676	8,364
Debt instrument debt default interest rate								24.00%
Debt remaining								$ 66,000																																																	55,000				55,000		$ 252,650	110,500
Debt instrument unamortized discount																					$ 5,000		$ 3,000	$ 3,000								$ 3,000	$ 3,000					$ 2,500					$ 3,500	$ 5,000							$ 4,000		$ 5,000
Net proceeds																																																			$ 65,000		$ 85,000
Debt instrument conversion rate																					60.00%
Debt instrument discount rate																					40.00%
Ownership limitations																																																			4.99%		4.99%										4.99%
Legal fees																																											$ 2,500	$ 2,500							$ 2,500		$ 3,000
Debt instrument increase principal percentage																																						20.00%
Conversion price, description																							The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $6 per share, provided that the fixed price will be reduced to $3 per share in the event that the market price of the Common Stock trades below $5 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The March 11, 2025 GS Capital Note was fully converted in December 2025.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $9 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock traded below $8 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The February 7, 2025 GS Capital Note was fully converted in October 2025.																											Such note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $120,000 (the “September Fixed Price”). However, in the event the common stock trades below $84,000 per share for more than five consecutive trading days, then the September Fixed Price becomes $54,000 per share.		The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $168,000 per share (the “Fixed Price”). However, in the event the common stock trades below $120,000 per share for more than five consecutive trading days, then the Fixed Price becomes $78,000 per share.
Derivative liabilities																																																									55,000				55,000		$ 252,650	110,500
Fee amount																																																									1,875				1,875			3,832
Conversion price percentage																																																			65.00%		65.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																						125.00%
Penalty amount																																						$ 500
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																						110.00%
Penalty amount																																						$ 250
Securities Purchase Agreement [Member] | 104 LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																		$ 33,750					$ 50,000
Debt instrument maturity date																																		Jun. 20, 2025					Mar. 01, 2025
Amount of convertible debt outstanding with penalty																																																															41,563
Accrued interest								$ 8,819																																																							9,093	1,429
Amount repaid for covertible debt																																																																625
Purchase amount																																		$ 30,375					$ 46,875
Debt instrument debt default interest rate								16.00%
Debt remaining								$ 124,688																																																	0				0		124,688	83,750
Debt instrument unamortized discount																																		3,375					3,125
Legal and financing costs																																		$ 5,200					$ 7,500
Debt Instrument description																																		the Company had the right to prepay the principal and accrued but unpaid interest due under the notes, at a one hundred ten percent (110%) premium of the face amount plus accrued and unpaid interest, which increases to (i) one hundred fifteen percent (115%) if prepaid after 60 days, but less than 91 days from the issuance date, (ii) one hundred twenty percent (120%) if prepaid after 90 days, but less than 121 days from the issuance date, (iii) one hundred twenty five percent (125%) if prepaid after 120 days, but less than 181 days from the issuance date. After this initial 180-day period, the Company does not have a right to prepay the notes.
Debt instrument conversion rate																																		65.00%
Debt instrument discount rate																																		35.00%
Ownership limitations																																		4.99%
Debt premium																																																									44,760				44,760			45,096
Debt conversion converted instrument																																																													124,688
Interest payable current and non current																																																															4,000	4,000
Securities Purchase Agreement [Member] | 104 LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																																		16.00%					16.00%
Securities Purchase Agreement [Member] | 104 LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																																		8.00%					8.00%
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																		$ 25,000											$ 22,000
Debt instrument interest rate percentage																8.00%
Accrued interest								2,916																																																							821
Repayment of principal amount								25,000																																															$ 8,000
Debt remaining								14,000																																																	0				0		39,000
Debt instrument unamortized discount																													$ 2,000
Debt instrument conversion rate																													60.00%
Debt instrument discount rate																													40.00%
Ownership limitations																		4.99%
Accrued interest								1,423
Debt instrument increase principal percentage																		20.00%											20.00%
Debt conversion converted instrument																																																															39,000
Conversion price, description																The Geebis note was exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note was equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the common stock trades below $18 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares were then traded or any exchange upon which the common stock may be traded in the future.		The Geebis note contained a $2,500 original issue discount. The Company used the net proceeds from the Geebis note for general working capital purposes. The initial conversion price for this note was equal to $5 per share, provided that the fixed price will be reduced to $4 per share in the event that the market price of the common stock trades below $3 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to 65% of the lowest ten trading price of the common stock on which the Company’s shares are then traded or any exchange upon which the common stock may be traded in the future.
Debt instrument default interest rate																24.00%		24.00%
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																		125.00%											125.00%
Penalty amount																		$ 500											$ 500
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																		110.00%											110.00%
Penalty amount																		$ 250											$ 250
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																		$ 125,000						$ 142,909
Debt instrument interest rate percentage																																																		10.00%
Amount of convertible debt outstanding with penalty																																																																0	144,951
Accrued interest																																																								70									22,749
Amount repaid for covertible debt																																																																2,043	5,049
Debt Default penalty																																																																	25,000
Debt instrument unamortized discount																																																		$ 25,000
Amortization of debt discount																																																		37,500
Debt premium																																																																13,328
Interest payable current and non current																																																																357
Proceeds from convertible debt																																																		100,000
Debt instrument guaranteed interest																																																		$ 12,500
Number of shares issued | shares																																																		1
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest																																																																	561
Settlement of convertible debt																																																								$ 142,979
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																									65,280				65,280		65,280	65,280
Debt instrument interest rate percentage																																																																											15.00%
Accrued interest																																																									60,296				60,296		55,360	45,541
Debt premium																																																																	$ 13,889
Securities Purchase Agreement One [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt Instrument description																						The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is January 30, 2026, and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments
Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount									$ 79,200													$ 79,200
Debt instrument maturity date																						Jan. 30, 2026
Accrued interest								11,880
Purchase amount																						$ 67,000
Monthly payment amount							45,540
Debt Instrument description																						The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was
Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount		$ 11,385	$ 11,385		11,385	$ 11,385	$ 45,540
August 10, 2017 Consulting Agreement [Member] | GS Capital Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt conversion converted instrument																																																													131,650		54,850	130,800
Loans Payable [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate																																														10.00%
Original issue discounts amount																																														$ 120,000
Aggregate principal amount																																														$ 132,000
Debt instrument maturity date																																														Nov. 15, 2023
Debt instrument interest rate percentage																																														10.00%
Debt instrument increase interest rate																																														18.00%
Debt instrument loan bears interest rate																																					130.00%
Accrued interest																																																									0				0		5,718	15,536
Repayment of principal amount										$ 434,905
Debt Default penalty										35,076
Debt remaining																																																									0				0		352,405	132,000
Debt instrument unamortized discount																																																									$ 0				0		3,488	0
Amortization of debt discount																																																													$ 10,988	$ 0	21,512	12,000
Loans Payable [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Repayment of principal amount										352,405
Debt Default penalty										$ 34,320
Loans Payable [Member] | Promissory Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument unamortized discount																																																															45,965	25,706
Debt remaining																																																															$ 543,312	$ 204,694
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount								67,860																							49,200
Accrued interest								10,179																							$ 5,683
Monthly payment amount																												$ 28,290
Debt repayment																												7,073
Payment of debt																												$ 56,580
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt	$ 78,039
Loans Payable [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt					74,750
Loans Payable [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt					$ 74,750
Loans Payable [Member] | Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt		$ 91,080
Red Road Holdings Promissory Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate																														15.00%																											150.00%				150.00%		150.00%
Original issue discounts amount																														$ 8,200
Aggregate principal amount																														$ 49,200
Debt instrument interest rate percentage																														22.00%
Accrued interest								3,478																																																	$ 0				$ 0		$ 303
Debt remaining																																																									$ 0				$ 0		24,812
Legal and financing costs																														$ 6,000
Net proceeds																														35,000
Monthly payment amount								21,217																						28,290																																	28,290
Debt repayment								$ 24,812							$ 7,072															$ 7,072
Payment of debt																$ 56,580
Debt instrument conversion rate																														65.00%
Debt instrument discount rate																														35.00%
Ownership limitations																														4.99%
Three Outstanding Convertible Notes [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Convertible note																																																															$ 364,798